Consolidated Statements of Mezzanine Equity and Stockholders' Equity (Deficiency) (Parentheticals)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Stock [Member]
Business Combination, Share Exchange Ratio	8.69144	8.69144	8.69144